Assets pledged, collateral received and assets transferred (Tables)	12 Months Ended
Dec. 31, 2025
Assets Pledged, Collateral Received And Assets Transferred [Abstract]
Disclosure of assets pledged and assets transferred as security against liabilities	The following table summarises the nature and carrying amount of the assets pledged as security:

	Barclays Bank Group
	2025	2024
	£m	£m
Cash collateral	75,695	72,415
Loans and advances at amortised cost	22,398	41,205
Trading portfolio assets	114,852	107,249
Financial assets at fair value through the income statement	5,653	5,729
Financial assets at fair value through other comprehensive income	15,019	20,420
Assets pledged	233,617	247,018
The following table summarises the transferred financial assets and the associated liabilities. The transferred assets represent the gross carrying value of the assets pledged and the associated liabilities represent the liability recorded on the balance sheet.

	Barclays Bank Group
	Transferred assets	Associated liabilities
	£m	£m
At 31 December 2025
Derivatives	79,223	(79,223)
Repurchase agreements	51,922	(33,891)
Securities lending arrangements	96,638	—
Other	5,834	(5,583)
	233,617	(118,697)

At 31 December 2024
Derivatives	74,307	(74,307)
Repurchase agreements	60,564	(40,173)
Securities lending arrangements	104,450	—
Other	7,697	(7,271)
	247,018	(121,751)

	Carrying value		Fair value
	Transferred assets	Associated liabilities	Transferred assets	Associated liabilities	Net position
	£m	£m	£m	£m	£m
Barclays Bank Group
2025
Recourse to transferred assets only	5,879	(929)	5,935	(933)	5,002
2024
Recourse to transferred assets only	6,575	(1,575)	7,158	(1,579)	5,579

Disclosure of collateral held as security for assets	The fair value at the balance sheet date of collateral accepted and re-pledged to others was as follows:

	Barclays Bank Group
	2025	2024
	£m	£m
Fair value of securities accepted as collateral	1,511,839	1,317,237
Of which fair value of securities re-pledged/transferred to others	1,389,012	1,193,809